JPMorgan Corporate Bond Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.30%	2.43%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	0.68%	2.79%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.96%	(1.29%)	0.92%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.79%	(0.25%)	1.38%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.